Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Assets (Details)	Dec. 31, 2025
Electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	3 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	3 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Assets [Line Items]
Estimated useful life	5 years